Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	$ 25,009	$ 23,516
U.S. Treasury and other government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	24,547	23,049
Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	462	467
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	25,009
Total trading and other equity securities	99,821
Assets (liabilities) at fair value	103,279	159,945
Fair Value, Measurements, Recurring | U.S. Treasury and other government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	24,547	23,049
Fair Value, Measurements, Recurring | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	462	467
Fair Value, Measurements, Recurring | Mutual funds | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading and other equity securities	67,739	107,017
Fair Value, Measurements, Recurring | Mutual funds | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading and other equity securities	32,082	47,410
Fair Value, Measurements, Recurring | Contingent consideration liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(21,551)	(17,998)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	25,009
Total trading and other equity securities	99,821
Assets (liabilities) at fair value	124,830	177,943
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | U.S. Treasury and other government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	24,547	23,049
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total available-for-sale debt securities	462	467
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mutual funds | Domestic
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading and other equity securities	67,739	107,017
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Mutual funds | Foreign
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total trading and other equity securities	32,082	47,410
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets (liabilities) at fair value	(21,551)	(17,998)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Contingent consideration liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ (21,551)	$ (17,998)